SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Event
SUBSEQUENT EVENT
In April 2018, Cequel Communications Holdings I, LLC and Cequel Capital Corporation each an indirect, wholly owned subsidiary of the Company, issued $1,050,000, aggregate principal amount of 7.5% senior notes due April 1, 2028. The proceeds of these notes were used in April 2018 to redeem the $1,050,000 aggregate principal amount 6.375% senior notes due September 15, 2020.

SUBSEQUENT EVENT
In January 2018, CSC Holdings borrowed $150,000 under its revolving credit facility and entered into a new $1,500,000 incremental term loan facility (the "Incremental Term Loan") under its existing CVC Credit Facilities Agreement. The Incremental Term Loan was priced at 99.5% and will mature on January 25, 2026. The Incremental Term Loan is comprised of eurodollar borrowings or alternate base rate borrowings, and bears interest at a rate per annum equal to the adjusted LIBO rate or the alternate base rate, as applicable, plus the applicable margin, where the applicable margin is (i) with respect to any alternate base rate loan, 1.50% per annum and (ii) with respect to any eurodollar loan, 2.50% per annum.
In January 2018, CSC Holdings issued $1,000,000 aggregate principal amount of 5.375% senior guaranteed notes due February 1, 2028 (the "2028 Guaranteed Notes"). The 2028 Guaranteed Notes are senior unsecured obligations and rank pari passu in right of payment with all of the existing and future senior indebtedness, including the existing senior notes and the CVC Credit Facilities and rank senior in right of payment to all of existing and future subordinated indebtedness.
The proceeds from the 2028 Guaranteed Notes, together with proceeds from the Incremental Term Loan, borrowings under the CVC revolving credit facility and cash on hand, were used in February 2018 to repay certain senior notes ($300,000 principal amount of CSC Holdings' senior notes due in February 2018 and $750,000 principal amount of Cablevision senior notes due in April 2018) and will be used to fund a dividend of $1,500,000 to the Company's stockholders immediately prior to and in connection with the Distribution discussed in Note 1.